Bank Borrowings	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Bank borrowings

16.  Bank borrowings

Bank borrowings comprise the following at December 31:

	2017
		Non-Current	Current
		Amount	Amount
	Limit	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	200,000	—	—	—
Other loans		—	1,003	1,003
Total		—	1,003	1,003

	2016
		Non-Current	Current
		Amount	Amount
	Limit	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Borrowings to finance investments	76,000	8,198	64,545	72,743
Credit facilities	453,000	171,260	166,950	338,210
Discounted bills and notes	8,000	—	719	719
Other loans	10,000	15	9,604	9,619
Total		179,473	241,818	421,291

On February 15, 2017, the Company issued senior notes with a principal amount of $350,000 thousand (see Note 18 for further details). The proceeds were used primarily to repay existing indebtedness, including borrowings to finance investments and certain credit facilities and other loans.

Amended Revolving Credit Facility

On February 15, 2017, Ferroglobe PLC and its subsidiary Globe Specialty Metals, Inc. (collectively, together with certain subsidiaries of Ferroglobe party thereto from time to time as co-borrowers, the “Borrowers”), entered into an agreement to amend an existing revolving credit facility held by Globe (the “Amended Revolving Credit Facility”).

The Amended Revolving Credit Facility provides for borrowings up to an aggregate principal amount of $200,000 thousand to be made available to the Borrowers in US dollars. Multicurrency borrowings under the Amended Revolving Credit Facility are available in Euros, Pound Sterling and such other mutually agreeable currencies to be determined in an aggregate amount not to exceed $100,000 thousand. The borrowings under the Amended Revolving Credit Facility will mature on August 20, 2018. Subject to certain exceptions, loans under the Amended Revolving Credit Facility may be borrowed, repaid and reborrowed at any time.

At Ferroglobe’s option, loans under the Amended Revolving Credit Facility bear interest based on LIBOR (“LIBOR Rate Loans”) or the administrative agent’s base rate (“Base Rate Loans”) plus 4.00% (in the case of LIBOR Rate Loans) and 3.00% (in the case of Base Rate Loans). Interest on Base Rate Loans is payable quarterly in arrears. Interest on LIBOR Rate Loans is payable at the end of each applicable interest period (one,  two,  three or six month periods) (or at three month intervals if earlier).

Immediately subsequent to the amendment, on February 15, 2017, borrowings under the Amended Revolving Credit Facility comprised US dollar loans of $84,766 thousand and Euro loans of €29,540 thousand. These loans were repaid over the course of the year ended December 31, 2017.

Subsequent to December 31, 2017, Ferroglobe entered into a new revolving credit facility (see Note 30 for further details).

Borrowings to finance investments

Borrowings to finance investments include bank borrowings, secured by guarantee, arranged to finance investments in non-current assets.  There were no borrowings to finance investments at December 31, 2017.  Borrowings as at December 31, 2016 were as follows:

	2016
		Limit	Non-Current	Current	Total
	Maturity	US$'000	US$'000	US$'000	US$'000
Corporate finance	2021	14,000	—	13,350	13,350
Sundry investments in South Africa	2018	25,000	—	23,840	23,840
Syndicated financing for sundry investments in France	2018	17,000	8,198	8,199	16,397
Investments in MangShi plant	2019	14,000	—	13,176	13,176
Acquisition of SamQuarz (Pty.), Ltd.	2018	6,000	—	5,781	5,781
Others		—	—	199	199
Total		76,000	8,198	64,545	72,743

The agreements for borrowings to finance investments include conditions relating to the achievement of certain financial and equity ratios based on the separate financial statements of the legal entity that is party to the agreement. With the exception of the syndicated credit facilities of FerroPem, S.A.S., Ferroglobe was not in compliance with these covenants and therefore the balances outstanding were presented as current as at December 31, 2016.

Foreign currency exposure of bank borrowings

The breakdown by currency of bank borrowings at December 31, is as follows:

	2017
	Non-Current	Current
	Amount	Amount
	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	992	992
Borrowings in other currencies	—	11	11
Total	—	1,003	1,003

	2016
	Non-Current	Current
	Amount	Amount
	Drawn Down	Drawn Down	Total
	US$'000	US$'000	US$'000
Borrowings in Euros	54,458	179,900	234,358
Borrowings in US Dollars	125,015	32,283	157,298
Borrowings in other currencies	—	29,635	29,635
Total	179,473	241,818	421,291

Contractual maturity of non-current bank borrowings

There were no non-current bank borrowings outstanding at December 31, 2017.

The contractual maturity of non-current bank borrowings at December 31, 2016, was as follows:

	2016
	2018	Total
	US$'000	US$'000
Borrowings to finance investments	8,198	8,198
Credit facilities	171,260	171,260
Other loans	15	15
Total	179,473	179,473